Basis of presentation - Schedule Of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2014
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel Name	Navios Libra II
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Alegria
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Felicity
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Gemini S
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Galaxy I
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel Name	Navios Hope
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel Name	Navios Apollon
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Fantastiks
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Sagittarius
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel Name	Navios Hyperion
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Chilali Corp.
Entity Information [Line Items]
Vessel Name	Navios Aurora II
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Surf Maritime Co.
Entity Information [Line Items]
Vessel Name	Navios Pollux
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Pandora Marine Inc.
Entity Information [Line Items]
Vessel Name	Navios Melodia
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Customized Development S.A.
Entity Information [Line Items]
Vessel Name	Navios Fulvia
Country of incorporation	Liberia
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel Name	Navios Luz
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel Name	Navios Orbiter
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Floral Marine Ltd.
Entity Information [Line Items]
Vessel Name	Navios Buena Ventura
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Golem Navigation Limited
Entity Information [Line Items]
Vessel Name	Navios Soleil
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Kymata Shipping Co.
Entity Information [Line Items]
Vessel Name	Navios Helios
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Joy Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Joy
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Harmony
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Sun
Country of incorporation	Marshall_Is.
Statement of income
2014	1/18 - 06/30
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios La Paix
Country of incorporation	Marshall_Is.
Statement of income
2014	1/07 - 06/30
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Hongkong
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Singapore
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Tokyo
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Shanghai
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Christal Shipping Corporation
Entity Information [Line Items]
Vessel Name	Hyundai Busan
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
Prosperity Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Prosperity
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Aldebaran Shipping Corporation
Entity Information [Line Items]
Vessel Name	Navios Aldebaran
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
JTC Shipping and Trading Ltd (Not a vessel-owning subsidiary and only holds right to a charter-in contract)
Entity Information [Line Items]
Vessel Name	Holding Company
Country of incorporation	Malta
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Navios Maritime Partners L.P.
Entity Information [Line Items]
Vessel Name	N/A
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Navios Maritime Operating LLC
Entity Information [Line Items]
Vessel Name	N/A
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30
2013	1/01 - 06/30
Navios Partners Finance (US) Inc.
Entity Information [Line Items]
Vessel Name	Co-Borrower
Country of incorporation	Delaware
Statement of income
2014	1/01 - 06/30
2013	6/19 - 06/30
Navios Partners Europe Finance Inc.
Entity Information [Line Items]
Vessel Name	Sub-Holding Company
Country of incorporation	Marshall_Is.
Statement of income
2014	1/01 - 06/30